Expense Example - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Daily Money Class
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	227
5 years	398
10 years	$ 892